Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share
Schedule of earnings and number of shares used in basic and diluted loss per share computations

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	37,348	30,891	19,944	16,625

Weighted average number of ordinary shares for basic earnings per share	18,150,489	18,124,482	18,150,489	18,131,797
Weighted average number of ordinary shares for diluted earnings per share	18,508,238	18,420,761	18,471,952	18,519,769
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	2.06	1.70	1.10	0.92
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	2.02	1.68	1.08	0.90